Restricted Cash (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Restricted cash	$ 201	$ 50	$ 51	$ 50
Short-term restricted cash	201	50		$ 50
Avidbank [Member] | Minimum [Member]
Aggregate amount of unrestricted cash to be maintained	2,000
Avidbank [Member]
Line of credit facility	250	250
Reduction in line of credit facility	50	50
Deposit	250	250
Restricted cash	250	200
Short-term restricted cash	$ 50	$ 50